Leases - Summary Of Lessee, Operating Lease, Liability, Maturity (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Leases [Abstract]
Year ending December 31, 2023	$ 2,596
Year ending December 31, 2024	2,670
Year ending December 31, 2025	891
Total lease payments	6,157
Less: Imputed interest	(555)
Operating lease liabilities	$ 5,602